Net Income (Loss) Per Share (Components Of Reconciliation Of Numerators And Denominators Net Income Per Share) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Net Income (Loss) Per Share [Abstract]
Basic net income attributable to OCC	$ 2,749,317	$ 666,316	$ (5,732,925)
Diluted net income attributable to OCC	$ 2,749,317	$ 666,316	$ (5,732,925)
Basic net income per share, Shares	6,455,817	6,304,776	6,014,733
Diluted net income per share, Shares	6,455,817	6,304,776	6,014,733
Basic net income per share, Amount	$ 0.43	$ 0.11	$ (0.95)
Diluted net income per share, Amount	$ 0.43	$ 0.11	$ (0.95)